Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Carrying amount
Mobile Broadband Concession	$45,672	$89,019
Computer software	931	788
Goodwill	200	246
Others	244	232
	$47,047	$90,285

	Mobile Broadband Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2018	$70,144	$3,312	$236	$418	$74,110
Additions-acquired separately	—	485	—	13	498
Disposal	—	(371)	—	(58)	(429)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2018	$70,144	$3,426	$236	$373	$74,179
Accumulated amortization and impairment
Balance on January 1, 2018	$(16,675)	$(2,432)	$(27)	$(93)	$(19,227)
Amortization expenses	(3,957)	(406)	—	(23)	(4,386)
Disposal	—	371	—	58	429
Impairment losses	—	—	—	(51)	(51)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2018	$(20,632)	$(2,467)	$(27)	$(109)	$(23,235)
Balance on December 31, 2018, net	$49,512	$959	$209	$264	$50,944
Cost
Balance on January 1, 2019	$70,144	$3,426	$236	$373	$74,179
Additions-acquired separately	—	358	—	5	363
Disposal	(10,179)	(356)	—	—	(10,535)
Effect of foreign exchange difference	—	—	—	—	—
Others	—	2	—	—	2
Balance on December 31, 2019	$59,965	$3,430	$236	$378	$64,009
Accumulated amortization and impairment
Balance on January 1, 2019	$(20,632)	$(2,467)	$(27)	$(109)	$(23,235)
Amortization expenses	(3,840)	(388)	—	(25)	(4,253)
Disposal	10,179	356	—	—	10,535
Impairment losses	—	—	(9)	—	(9)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2019	$(14,293)	$(2,499)	$(36)	$(134)	$(16,962)
Balance on December 31, 2019, net	$45,672	$931	$200	$244	$47,047
Cost
Balance on January 1, 2020	$59,965	$3,430	$236	$378	$64,009
Additions-acquired separately	48,373	226	—	6	48,605
Disposal	—	(338)	—	(3)	(341)
Effect of foreign exchange difference	—	—	—	—	—
Acquired by business combinations (Note 14)	—	1	55	11	67
Others	—	1	—	—	1
Balance on December 31, 2020	$108,338	$3,320	$291	$392	$112,341
Accumulated amortization and impairment
Balance on January 1, 2020	$(14,293)	$(2,499)	$(36)	$(134)	$(16,962)
Amortization expenses	(5,026)	(371)	—	(27)	(5,424)
Disposal	—	338	—	1	339
Impairment losses	—	—	(9)	—	(9)
Effect of foreign exchange difference	—	—	—	—	—
Acquired by business combinations (Note 14)	—	—	—	—	—
Balance on December 31, 2020	$(19,319)	$(2,532)	$(45)	$(160)	$(22,056)
Balance on December 31, 2020, net	$89,019	$788	$246	$232	$90,285